Investments in Marketable Securities Available-for-Sale (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
Following is a summary of marketable securities as of December 31, 2015 and 2016:

	December 31, 2015
		Gross	Gross	Aggregate
	Aggregate	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$5,546	2	(120)	5,428
Money market fund	13,244	18	(179)	13,083
Total	$18,790	20	(299)	18,511

	December 31, 2016
		Gross	Gross	Aggregate
	Aggregate	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$5,539	-	(399)	5,140
Money market fund	4,968	49	-	5,017
Total	$10,507	49	(399)	10,157

Schedule Of Information On Sales Of Available For Sale Marketable Securities [Table Text Block]
Information on sales of available for sale marketable securities for the years ended December 31, 2014, 2015 and 2016 is summarized below.

	Proceeds	Gross	Gross
Period	from sales	realized gains	realized losses
		(in thousands)

Year 2014	$22,021	15	(46)
Year 2015	$46,720	261	(38)
Year 2016	$38,532	137	(127)